Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001556505
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	Apr. 08, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 08, 2022
Prospectus Date	rr_ProspectusDate	Apr. 14, 2022
Spectrum Active Advantage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: SPECTRUM ACTIVE ADVANTAGE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Spectrum Active Advantage Fund’s (the “Fund”) investment objective is long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended September 30, 2021, the Fund’s portfolio turnover rate was 1,294% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1294.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub adviser seeks to fulfill the Fund’s investment objective by using proprietary signals to evaluate general equity market conditions. “Active Advantage” in the Fund’s name reflects the sub-adviser’s belief that the type of active management in the Fund’s portfolio can provide an advantage in a shareholder’s portfolio when compared to, or in addition to, buy-and-hold management. Technical analysis and research employed by the sub-adviser is used to develop strategies applied to domestic and international stock and bond markets to “signal” favorable or unfavorable market conditions. Technical analysis examples may include trend, momentum, relative strength, sentiment, mean reversion, price, volatility, and liquidity analysis.

The sub-adviser focuses on equities, and may employ leverage in especially favorable conditions. The sub-adviser invests without restriction as to issuer market capitalization, market sector or country. In unfavorable conditions, the sub-adviser emphasizes capital preservation by decreasing equity exposure and increasing the Fund’s allocation to cash equivalents, fixed income securities, reducing leverage, and hedging depending on the environment.

The sub-adviser employs signal-driven short-term and intermediate-term trading strategies focusing on various equity sectors, for example, large cap, small cap, mid cap, and emerging markets sectors. Proprietary strategy research determines the amount of exposure to each equity sector. Implementation is made primarily through stock index futures and swaps on sector-representative baskets of stocks. Baskets of stocks are selected as a substitute for an entire sector by using beta and correlation analysis to identify a sector-tracking basket. Beta is a measure of returns relative to an index. For example, a stock with returns that track the S&P 500 Index would have a beta of one. Correlation analysis is a measure of the degree to which two returns move directionally in relation to each other. For example, a stock with returns that move up or down when the S&P 500 Index moves up or down would have a correlation of one. In especially favorable conditions, the sub-adviser uses swap and futures contracts and/or borrowing to leverage the Fund’s portfolio. Also, when it believes market conditions, or certain market sector conditions are unfavorable, the sub-adviser may reduce market exposure by using a long/short strategy of buying what it believes to be the best performing assets while taking a short futures or swap position on a stock market index. The Fund’s use of derivatives is generally limited by the requirements to pledge collateral to counterparties.

Because equity derivatives require relatively small investments in the form of collateral pledged, the Fund has significant cash assets to invest. The sub-adviser’s cash management program focuses on short-term U.S. T-Bills, as augmented by swaps on fixed income mutual funds and ETFs. The sub-adviser selects these reference assets for swaps without restriction as to issuer type, capitalization, credit quality or maturity of individual securities held by the mutual funds and ETFs. These underlying investments include high yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality. The sub-adviser selects, as reference assets for swaps, fixed income mutual funds and ETFs that have relatively strong recent returns and low risk (defined as return volatility). The sub-adviser also considers fixed income mutual fund and ETF size, fees, management experience and liquidity as part of the cash management program. The sub-adviser selects swap counterparties it believes to be credit worthy and does not invest more than 25% of Fund assets in swap contracts with any one counterparty.

The sub-adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote.

“Steady plodding brings prosperity; hasty speculation brings poverty.”
(Proverbs 21:5, Living Bible)

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results. The sub-adviser’s technical strategies may lose predictive validity or may not be sufficiently robust to address all market conditions. There is no assurance that the sub-adviser’s investment strategy will enable the Fund to achieve its investment objective.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and or principal payments. Bonds may become illiquid.

Derivatives Risk: Swaps and futures are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their potential price effect on the Fund.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Short Position Risk: The Fund’s short swap and futures positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Fund’s short positions is unlimited.

Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and daily net asset value per share is available at no cost by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-862-9686
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thespectrumfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31 Spectrum Active Advantage Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	12/31/2020	25.31%
Lowest Quarter:	3/31/2020	(13.02)%
		The Fund’s Investor Class year-to-date return as of March 31, 2022, was -17.26%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.02%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The S&P 500 Total Return Index performance does not reflect deductions for fees, expenses or taxes.
Spectrum Active Advantage Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%	[1]
5 Years	rr_AverageAnnualReturnYear05	18.47%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	15.35%	[1],[2]
Spectrum Active Advantage Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SAPEX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%	[3]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,084
Annual Return 2016	rr_AnnualReturn2016	8.54%
Annual Return 2017	rr_AnnualReturn2017	15.32%
Annual Return 2018	rr_AnnualReturn2018	(4.44%)
Annual Return 2019	rr_AnnualReturn2019	27.65%
Annual Return 2020	rr_AnnualReturn2020	34.00%
Annual Return 2021	rr_AnnualReturn2021	17.23%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	17.19%
Since Inception	rr_AverageAnnualReturnSinceInception	12.81%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2015
Spectrum Active Advantage Fund | Investor Class Shares | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.97%
5 Years	rr_AverageAnnualReturnYear05	13.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%	[2]
Spectrum Active Advantage Fund | Investor Class Shares | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.24%
5 Years	rr_AverageAnnualReturnYear05	12.53%
Since Inception	rr_AverageAnnualReturnSinceInception	9.35%	[2]

[1]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of all dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. The S&P 500 Total Return Index performance does not reflect deductions for fees, expenses or taxes.
[2]	The Fund commenced operations on June 1, 2015.
[3]	Shareholder Service Expenses may include sub-transfer agent and sub-custodian fees.